Exploration and Evaluation Assets - Bristol Dry Lake, CA (Details)										12 Months Ended
	Apr. 23, 2023 USD ($) shares	Apr. 25, 2022 shares	Apr. 23, 2022 USD ($) shares	Apr. 23, 2021 USD ($) shares	Apr. 23, 2020 USD ($) shares	Apr. 23, 2019 USD ($) shares	Oct. 23, 2018 USD ($) shares	Apr. 23, 2018 CAD ($) shares	Apr. 23, 2018 USD ($) a shares	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets | $										$ 3,509,773	$ 5,924,200
TETRA Technologies, Inc.
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares		400,000		400,000
Property in Bristol Dry Lake | TETRA Technologies, Inc.
IfrsStatementLineItems [Line Items]
Area of lease property (Acre) | a									12,100
Property in in the adjacent Cadiz Dry Lake, Mojave Desert, CA | TETRA Technologies, Inc.
IfrsStatementLineItems [Line Items]
Area of lease property (Acre) | a									11,840
Property in exploration and option agreement [member] | TETRA Technologies, Inc.
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets	$ 200,000		$ 200,000	$ 200,000	$ 200,000	$ 200,000	$ 100,000	$ 128,860	$ 100,000
Amount required to be paid under terms of agreement | $									$ 2,700,000
Common shares issuable under terms of agreement (in shares) | shares									3,400,000
Number of common shares issued for exploration and evaluation assets (in shares) | shares	400,000		400,000	400,000	400,000	400,000	200,000	200,000	200,000
Amount payable upon completion of pre-feasibility study | $									$ 500,000
Amount payable upon completion of feasibility study | $									$ 1,000,000
Shares issuable upon completion of pre-feasibility study (in shares) | shares									1,000,000